Goodwill and Other Intangible Assets, Net - Schedule of Goodwill and Other Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost [Member]
Schedule of Goodwill and Other Intangible Assets, Net [Line Items]
Balance at beginning	$ 61,507	$ 42,948
Additions	635	18,622
Disposal		(63)
Balance at ending	62,142	61,507
Cost [Member] | Customer relationship [Member]
Schedule of Goodwill and Other Intangible Assets, Net [Line Items]
Balance at beginning	2,603	1,033
Additions		1,570
Disposal
Balance at ending	2,603	2,603
Cost [Member] | IP and Technology [Member]
Schedule of Goodwill and Other Intangible Assets, Net [Line Items]
Balance at beginning	28,631	23,381
Additions	402	5,250
Disposal
Balance at ending	29,033	28,631
Cost [Member] | License [Member]
Schedule of Goodwill and Other Intangible Assets, Net [Line Items]
Balance at beginning	4,794	4,794
Additions	233
Disposal
Balance at ending	5,027	4,794
Cost [Member] | Goodwill [Member]
Schedule of Goodwill and Other Intangible Assets, Net [Line Items]
Balance at beginning	19,342	8,103
Additions		11,239
Disposal
Balance at ending	19,342	19,342
Cost [Member] | NFT [Member]
Schedule of Goodwill and Other Intangible Assets, Net [Line Items]
Balance at beginning	5,574	5,637
Additions
Disposal		(63)
Balance at ending	5,574	5,574
Cost [Member] | Trademark [Member]
Schedule of Goodwill and Other Intangible Assets, Net [Line Items]
Balance at beginning	563
Additions		563
Disposal
Balance at ending	563	563
Accumulated amortization and impairment [Member]
Schedule of Goodwill and Other Intangible Assets, Net [Line Items]
Balance at beginning	(15,161)	(12,125)
Amortization	(3,580)	(3,085)
Impairment	(190)
Disposal		49
Balance at ending	(18,931)	(15,161)
Amortized balance	43,211	46,346
Accumulated amortization and impairment [Member] | Customer relationship [Member]
Schedule of Goodwill and Other Intangible Assets, Net [Line Items]
Balance at beginning	(1,071)	(1,033)
Amortization	(230)	(38)
Impairment
Disposal
Balance at ending	(1,301)	(1,071)
Amortized balance	1,302	1,532
Accumulated amortization and impairment [Member] | IP and Technology [Member]
Schedule of Goodwill and Other Intangible Assets, Net [Line Items]
Balance at beginning	(7,517)	(4,753)
Amortization	(2,945)	(2,764)
Impairment
Disposal
Balance at ending	(10,462)	(7,517)
Amortized balance	18,571	21,114
Accumulated amortization and impairment [Member] | License [Member]
Schedule of Goodwill and Other Intangible Assets, Net [Line Items]
Balance at beginning	(1,171)	(907)
Amortization	(292)	(264)
Impairment
Disposal
Balance at ending	(1,463)	(1,171)
Amortized balance	3,564	3,623
Accumulated amortization and impairment [Member] | Goodwill [Member]
Schedule of Goodwill and Other Intangible Assets, Net [Line Items]
Balance at beginning	(664)	(664)
Amortization
Impairment
Disposal
Balance at ending	(664)	(664)
Amortized balance	18,678	18,678
Accumulated amortization and impairment [Member] | NFT [Member]
Schedule of Goodwill and Other Intangible Assets, Net [Line Items]
Balance at beginning	(4,719)	(4,768)
Amortization
Impairment	(190)
Disposal		49
Balance at ending	(4,909)	(4,719)
Amortized balance	665	855
Accumulated amortization and impairment [Member] | Trademark [Member]
Schedule of Goodwill and Other Intangible Assets, Net [Line Items]
Balance at beginning	(19)
Amortization	(113)	(19)
Impairment
Disposal
Balance at ending	(132)	(19)
Amortized balance	$ 431	$ 544